Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Treasury stock, at cost [member]	Sony Group Corporation's stockholders' equity [member]	Noncontrolling interests [member]
Beginning Balance at Mar. 31, 2021	¥ 6,724,339	¥ 880,214	¥ 1,489,597	¥ 2,914,503	¥ 1,520,257	¥ (124,228)	¥ 6,680,343	¥ 43,996
Comprehensive income:
Net income	888,406			882,178			882,178	6,228
Other comprehensive income, net of tax	(256,002)				(258,500)		(258,500)	2,498
Total comprehensive income	632,404			882,178	(258,500)		623,678	8,726
Transfer to retained earnings				39,425	(39,425)
Transactions with stockholders and other:
Issuance of new shares	302	151	151				302
Exercise of stock acquisition rights and other	13,332		547			12,785	13,332
Conversion of convertible bonds	14,515		(2,805)	(958)		18,278	14,515
Stock-based compensation	6,643		6,643				6,643
Dividends declared	(79,340)			(74,385)			(74,385)	(4,955)
Purchase of treasury stock	(88,624)					(88,624)	(88,624)
Reissuance of treasury stock	3,291		1,544			1,747	3,291
Transactions with noncontrolling interests shareholders and other	(29,613)		(34,624)				(34,624)	5,011
Ending Balance (Previously stated [member]) at Mar. 31, 2022	7,197,249	880,365	1,461,053	3,760,763	1,222,332	(180,042)	7,144,471	52,778
Ending Balance (Cumulative effects of the application of new accounting standards [member]) at Mar. 31, 2022	(1,490,667)			409,654	(1,900,321)		(1,490,667)
Ending Balance (Restated [Member]) at Mar. 31, 2022	5,706,582	880,365	1,461,053	4,170,417	(677,989)	(180,042)	5,653,804	52,778
Ending Balance at Mar. 31, 2022	7,197,249	880,365	1,461,053	3,760,763	1,222,332	(180,042)	7,144,471	52,778
Comprehensive income:
Net income	1,011,773			1,005,277			1,005,277	6,496
Other comprehensive income, net of tax	84,762				82,012		82,012	2,750
Total comprehensive income	1,096,535			1,005,277	82,012		1,087,289	9,246
Transfer to retained earnings				18,593	(18,593)
Transactions with stockholders and other:
Exercise of stock acquisition rights and other	8,998		(14)	(1,352)		10,364	8,998
Conversion of convertible bonds	26,547		(2,588)	(13,858)		42,993	26,547
Stock-based compensation	11,064		11,064				11,064
Dividends declared	(92,615)			(86,635)			(86,635)	(5,980)
Purchase of treasury stock	(99,248)					(99,248)	(99,248)
Reissuance of treasury stock	3,668		1,242			2,426	3,668
Transactions with noncontrolling interests shareholders and other	(4,381)		(6,950)				(6,950)	2,569
Ending Balance at Mar. 31, 2023	6,657,150	880,365	1,463,807	5,092,442	(614,570)	(223,507)	6,598,537	58,613
Comprehensive income:
Net income	980,494			970,573			970,573	9,921
Other comprehensive income, net of tax	279,644				276,728		276,728	2,916
Total comprehensive income	1,260,138			970,573	276,728		1,247,301	12,837
Transfer to retained earnings				38,221	(38,221)
Transactions with stockholders and other:
Exercise of stock acquisition rights and other	18,166	992	(1,939)	(144)		19,257	18,166
Stock-based compensation	13,956		13,956				13,956
Dividends declared	(104,471)			(98,685)			(98,685)	(5,786)
Purchase of treasury stock	(202,974)					(202,974)	(202,974)
Reissuance of treasury stock	5,076		1,786			3,290	5,076
Transactions with noncontrolling interests shareholders and other	109,064		5,800				5,800	103,264
Ending Balance at Mar. 31, 2024	¥ 7,756,105	¥ 881,357	¥ 1,483,410	¥ 6,002,407	¥ (376,063)	¥ (403,934)	¥ 7,587,177	¥ 168,928